Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of the amount of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets to the total of the same such amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Amounts shown in Consolidated Balance Sheets:
Cash and cash equivalents	1,751,222	4,236,501	2,801,299	406,150
Restricted cash	17,926	95,055	14,175	2,055
Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	1,769,148	4,331,556	2,815,474	408,205

Schedule of Estimated Useful Life of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Schedule of Estimated Useful Life of Intangible Assets	The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Technologies	5 years
Trademarks	3-15 years
Customer relationship	5 years
Websites	4 years
Domain names	4-10 years
Database	5 years
Licensing agreements	1.75 years
Insurance brokerage license	4 years

Lease, Cost

Lease cost recognized in the Company’s consolidated statements of comprehensive income is summarized as follows:

		Year ended December 31,
		2020	2021	2022
	Classification	RMB	RMB	RMB	US$
		(in thousands)
Operating lease cost		117,479	131,529	128,081	18,570
	Cost of revenues	21,658	28,798	21,695	3,145
	Operating expenses	95,821	102,731	106,386	15,425
Cost of other leases with terms less than one year		96,065	99,923	87,603	12,701
	Cost of revenues	86,253	88,567	79,274	11,493
	Operating expenses	9,812	11,356	8,329	1,208

Lessee, Operating Lease, Liability, Maturity

Maturities of operating lease liabilities as of December 31, 2022 are as follows:

	Amounts
	RMB	US$
	(in thousands)
2023	64,341	9,329
2024	42,687	6,189
2025	12,050	1,747
2026	4,088	593
2027	1,973	286
Total lease payments	125,139	18,144
Less imputed interest	(14,750)	(2,139)
Total	110,389	16,005

Schedule of Operating Lease in its Unaudited Consolidated Balance Sheet

As of December 31, 2021 and 2022, the Company recognized the following items related to operating lease in its consolidated balance sheets.

	As of December 31,
	2021	2022
	RMB	RMB	US$
	(in thousands)
Operating lease ROU assets	133,383	115,118	16,691
Operating lease liabilities, current portion	96,160	59,798	8,670
Operating lease liabilities, non-current portion	28,619	50,591	7,335